Eaton Vance
India Fund (formerly, Eaton Vance Greater India Fund)
March 31, 2026 (Unaudited)

Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2026, the value of the Fund’s investment in the Portfolio was $167,637,894 and the Fund owned 99.9% of the Portfolio’s outstanding interests. Effective April 13, 2026, the name of the Fund was changed from Eaton Vance Greater India Fund. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 103.6%
Security	Shares	Value
India — 102.0%
Aerospace & Defense — 3.2%
Bharat Electronics Ltd.	810,227	$ 3,467,162
Hindustan Aeronautics Ltd.(1)	51,456	1,904,399
		$ 5,371,561
Automobile Components — 1.7%
Samvardhana Motherson International Ltd.	2,609,045	$ 2,928,265
		$ 2,928,265
Automobiles — 6.1%
Mahindra & Mahindra Ltd.	210,870	$ 6,614,265
TVS Motor Co. Ltd.	98,623	3,544,288
		$ 10,158,553
Banks — 22.2%
AU Small Finance Bank Ltd.(2)	129,584	$ 1,160,309
Axis Bank Ltd.	462,606	5,729,476
HDFC Bank Ltd.	1,052,562	8,244,761
ICICI Bank Ltd.	923,895	11,860,272
IDFC First Bank Ltd.	1,830,696	1,145,831
Kotak Mahindra Bank Ltd.	1,273,500	4,793,890
Punjab National Bank	846,628	907,034
State Bank of India	323,051	3,369,151
		$ 37,210,724
Capital Markets — 1.8%
360 ONE WAM Ltd.	121,584	$ 1,228,300
Billionbrains Garage Ventures Ltd.(2)(3)	389,223	627,360
Nuvama Wealth Management Ltd.	98,300	1,212,605
		$ 3,068,265
Chemicals — 0.9%
Navin Fluorine International Ltd.	24,166	$ 1,580,983
		$ 1,580,983
Construction & Engineering — 0.7%
Techno Electric & Engineering Co. Ltd.	104,278	$ 1,102,214
		$ 1,102,214
Security	Shares	Value
Construction Materials — 2.3%
Grasim Industries Ltd.	143,758	$ 3,901,188
		$ 3,901,188
Consumer Finance — 3.6%
Bajaj Finance Ltd.	598,018	$ 5,117,047
Tata Capital Ltd.(3)	278,349	906,556
		$ 6,023,603
Electric Utilities — 0.9%
Tata Power Co. Ltd.	368,012	$ 1,481,487
		$ 1,481,487
Electrical Equipment — 2.2%
KEI Industries Ltd.	15,924	$ 682,824
Siemens Energy India Ltd.	45,330	1,233,858
Suzlon Energy Ltd.(3)	4,166,759	1,765,943
		$ 3,682,625
Financial Services — 0.9%
Aditya Birla Capital Ltd.(3)	503,315	$ 1,567,112
		$ 1,567,112
Food Products — 3.8%
Nestle India Ltd.	283,809	$ 3,526,887
Tata Consumer Products Ltd.	271,998	2,925,242
		$ 6,452,129
Health Care Providers & Services — 2.5%
Apollo Hospitals Enterprise Ltd.	53,879	$ 4,256,545
		$ 4,256,545
Hotels, Restaurants & Leisure — 2.5%
Eternal Ltd.(3)	1,360,996	$ 3,348,358
MakeMyTrip Ltd.(3)	22,198	827,764
		$ 4,176,122
Household Durables — 3.3%
Amber Enterprises India Ltd.(3)	20,225	$ 1,412,625
Dixon Technologies India Ltd.	19,330	2,002,369
LG Electronics India Ltd.(3)	86,815	1,338,314
Whirlpool of India Ltd.	87,301	734,284
		$ 5,487,592

Greater India Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.1%
NHPC Ltd.	2,287,205	$ 1,791,640
		$ 1,791,640
Industrial Conglomerates — 1.0%
Siemens Ltd.(3)	52,740	$ 1,647,874
		$ 1,647,874
Insurance — 3.6%
Go Digit General Insurance Ltd.(3)	386,775	$ 1,343,911
PB Fintech Ltd.(3)	145,409	2,210,293
SBI Life Insurance Co. Ltd.(2)	135,289	2,559,135
		$ 6,113,339
Interactive Media & Services — 0.8%
Info Edge India Ltd.	121,855	$ 1,259,318
		$ 1,259,318
IT Services — 7.1%
Coforge Ltd.	151,661	$ 1,813,493
Infosys Ltd.	534,321	7,206,838
Persistent Systems Ltd.	54,100	2,840,179
		$ 11,860,510
Life Sciences Tools & Services — 1.5%
Divi's Laboratories Ltd.	38,981	$ 2,463,041
		$ 2,463,041
Machinery — 1.3%
Tata Motors Ltd.(3)	515,319	$ 2,200,857
		$ 2,200,857
Metals & Mining — 5.7%
APL Apollo Tubes Ltd.	76,834	$ 1,586,440
Hindalco Industries Ltd.	367,675	3,476,906
Tata Steel Ltd.	2,155,678	4,422,943
		$ 9,486,289
Oil, Gas & Consumable Fuels — 5.9%
Oil & Natural Gas Corp. Ltd.	605,480	$ 1,824,135
Reliance Industries Ltd.	556,495	8,003,268
		$ 9,827,403
Personal Care Products — 2.6%
Colgate-Palmolive (India) Ltd.	112,912	$ 2,138,974
Security	Shares	Value
Personal Care Products (continued)
Godrej Consumer Products Ltd.	219,328	$ 2,297,546
		$ 4,436,520
Pharmaceuticals — 5.6%
Pfizer Ltd.	21,965	$ 1,102,033
Sun Pharmaceutical Industries Ltd.	294,221	5,502,877
Torrent Pharmaceuticals Ltd.	62,067	2,768,988
		$ 9,373,898
Real Estate Management & Development — 1.7%
Aditya Birla Real Estate Ltd.	80,656	$ 961,201
Godrej Properties Ltd.(3)	121,609	1,904,046
		$ 2,865,247
Specialty Retail — 1.5%
Metro Brands Ltd.	73,210	$ 702,861
Trent Ltd.	51,781	1,823,592
		$ 2,526,453
Textiles, Apparel & Luxury Goods — 0.7%
Kalyan Jewellers India Ltd.	306,422	$ 1,230,508
		$ 1,230,508
Wireless Telecommunication Services — 3.3%
Bharti Airtel Ltd.	286,983	$ 5,453,647
		$ 5,453,647
Total India (identified cost $133,837,738)		$170,985,512
United States — 1.6%
Automobile Components — 0.4%
Tenneco Clean Air India Ltd.(3)	140,411	$ 777,945
		$ 777,945
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	32,400	$ 1,987,740
		$ 1,987,740
Total United States (identified cost $3,055,219)		$ 2,765,685
Total Common Stocks (identified cost $136,892,957)		$173,751,197

Greater India Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	146,987	$ 146,987
Total Short-Term Investments (identified cost $146,987)		$ 146,987
Total Investments — 103.7% (identified cost $137,039,944)		$173,898,184
Other Assets, Less Liabilities — (3.7)%		$ (6,257,489)
Net Assets — 100.0%		$167,640,695
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $1,904,399 or 1.1% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $4,346,804 or 2.6% of the Portfolio's net assets.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

The Portfolio did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $146,987, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,433	$8,248,131	$(8,110,577)	$ —	$ —	$146,987	$6,302	146,987
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Greater India Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 6,712,965	$ —	$ 6,712,965
Consumer Discretionary	827,764	26,457,674	—	27,285,438
Consumer Staples	—	10,888,649	—	10,888,649
Energy	—	9,827,403	—	9,827,403
Financials	—	53,983,043	—	53,983,043
Health Care	—	16,093,484	—	16,093,484
Industrials	—	14,005,131	—	14,005,131
Information Technology	1,987,740	11,860,510	—	13,848,250
Materials	—	14,968,460	—	14,968,460
Real Estate	—	2,865,247	—	2,865,247
Utilities	—	3,273,127	—	3,273,127
Total Common Stocks	$2,815,504	$170,935,693*	$ —	$173,751,197
Short-Term Investments	$ 146,987	$ —	$ —	$ 146,987
Total Investments	$2,962,491	$170,935,693	$ —	$173,898,184
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.